Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 53	$ 120	$ 64	$ 150
Total realized and unrealized gains (losses):
Included in other comprehensive income				1
Included in regulatory assets/liabilities	18	11	25	(10)
Settlements	3	(10)	2	(3)
Purchases			(10)
Transfers out of Level 3			(2)	1
Ending balance	75	119	75	119
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	3		3
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	59	117	60	147
Total realized and unrealized gains (losses):
Included in regulatory assets/liabilities	18	8	26	(11)
Settlements	3	(8)	(2)	(2)
Ending balance	77	115	77	115
Dominion Energy Gas Holdings, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance				(2)
Total realized and unrealized gains (losses):
Included in other comprehensive income				1
Transfers out of Level 3				1
Ending balance		0		0
Operating Revenue
Total realized and unrealized gains (losses):
Included in earnings	3		2	(1)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	2		2
Purchased Gas
Total realized and unrealized gains (losses):
Included in earnings	1		1
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date	1		1
Electric Fuel and Other Energy-Related Purchases
Total realized and unrealized gains (losses):
Included in earnings	(3)	(2)	(7)	(19)
Electric Fuel and Other Energy-Related Purchases | Virginia Electric and Power Company
Total realized and unrealized gains (losses):
Included in earnings	$ (3)	$ (2)	$ (7)	$ (19)